Regulatory Matters (Q1) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Regulated Operations [Abstract]
Approved increase to basic rates and charges	$ 71.0	$ 43.9
Public Utilities, Approved Return on Equity, Percentage	9.90%
Public Utilities, Approved Debt Capital Structure, Percentage	4.90%
Public Utilities, Rate Bases	$ 3,500.0
Subsidiary, Ownership Percentage, Parent	100.00%
Hoosier Wind Project MW	106	106
Payments to Acquire Businesses, Gross	$ 92.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 48.8